Expense Example	Jan. 31, 2025 USD ($)
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	476
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	599
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	721
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	842
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,021
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	506
Expense Example, with Redemption, 3 Years	689
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,459
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,313
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	599
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,143
Expense Example, with Redemption, 10 Years	1,860
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	179
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	621
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	1,418
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	1,989
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,148
Expense Example, with Redemption, 10 Years	1,871
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,276
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,391
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,505
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,618
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	458
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,784
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	997
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,288
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	2,057
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,391
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	833
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	952
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,071
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,188
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,361
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,156
Expense Example, with Redemption, 10 Years	1,891
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	748
Expense Example, with Redemption, 10 Years	1,645
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	952
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,085
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
MassMutual Overseas Fund | MassMutual Overseas Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,119
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,236
MassMutual Overseas Fund | MassMutual Overseas Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,352
MassMutual Overseas Fund | MassMutual Overseas Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,466
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,635
MassMutual Overseas Fund | MassMutual Overseas Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	2,148
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,911
MassMutual Overseas Fund | MassMutual Overseas Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,236
MassMutual Select T. Rowe Price International Equity Fund | MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	22
Expense Example, with Redemption, 5 Years	46
Expense Example, with Redemption, 10 Years	118
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	872
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	1,784
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,118
Expense Example, with Redemption, 10 Years	1,806
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	659
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	1,849
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	910
Expense Example, with Redemption, 5 Years	1,173
Expense Example, with Redemption, 10 Years	1,925
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	624
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	806
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,104
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,394
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	647
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	829
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,126
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,415
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	635
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	817
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,115
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,404
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	636
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	818
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,116
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,405
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	672
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	855
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,151
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,440
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	299
Expense Example, with Redemption, 10 Years	695
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	878
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,173
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,461
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	709
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	891
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,187
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,475
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	710
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	893
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,189
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,476
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	734
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	916
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,211
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,498
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	746
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	929
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,224
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,510
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	758
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	941
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,235
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,522
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	759
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	942
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,236
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,522
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	759
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	942
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,236
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,522
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	759
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	942
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,236
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,522
MassMutual Select T. Rowe Price Bond Asset Fund | MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	22
Expense Example, with Redemption, 5 Years	46
Expense Example, with Redemption, 10 Years	118
MassMutual Select T. Rowe Price Large Cap Blend Fund | MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	7
Expense Example, with Redemption, 5 Years	14
Expense Example, with Redemption, 10 Years	36
MassMutual Select T. Rowe Price Real Assets Fund | MassMutual Select T. Rowe Price Real Assets Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	20
Expense Example, with Redemption, 5 Years	42
Expense Example, with Redemption, 10 Years	106
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 71